SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment charges	$ 0	$ 0	$ 0	$ 0